Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	150,000,000	150,000,000
Ordinary shares, shares issued	37,015,807	35,004,635
Ordinary shares, shares outstanding	37,015,807	35,004,635